Recently issued accounting standards	12 Months Ended
Dec. 31, 2011
Recently issued accounting standards
Recently issued accounting standards

Recently adopted accounting standards
ASC Topic 310 – Receivables
In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (ASU 2011-02), an update to ASC Topic 310 – Receivables. ASU 2011-02 provides guidance in evaluating whether a restructuring constitutes a troubled debt restructuring. In order to meet the requirements for a troubled debt restructuring, a creditor must separately conclude that both the restructuring constitutes a concession and the debtor is experiencing financial difficulties. The amendments clarify the guidance on a creditor’s evaluation of whether it has granted a concession and also clarify the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. ASU 2011-02 was effective for the first interim or annual reporting period beginning on or after June 15, 2011 and has to be applied retrospectively to the beginning of the annual period of adoption. The Group adopted ASU 2011-02 retrospectively to January 1, 2011 and this did not result in loans newly identified as troubled debt restructurings and as such did not impact the Group’s financial condition, results of operations or cash flows.

In January 2011, the FASB issued ASU 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20” (ASU 2011-01), an update to ASC Topic 310 – Receivables. The amendment in ASU 2011-01 temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20. ASU 2011-01 was effective upon issuance and the adoption thereof did not impact the Group’s financial condition, results of operations or cash flows.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310 – Receivables. The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses. The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first interim or annual reporting period beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group’s consolidated financial statements in the Credit Suisse Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided in the Financial Report 1Q11 for the first time.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information.
ASC Topic 810 – Consolidation
In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (ASU 2009-17). ASU 2009-17 was issued to update the Codification for the June 2009 issuance of SFAS 167. ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. Under this standard, the determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance.

ASU 2009-17 was effective for annual reporting periods that began after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter.
The adoption of ASU 2009-17 on January 1, 2010 resulted in an increase of CHF 15.0 billion to our consolidated balance sheet and a reduction in total shareholders’ equity of CHF 2.2 billion, net of tax. The consolidation of these entities did not have an impact on tier 1 capital or risk-weighted assets.

Upon consolidation, transactions between the Group and the formerly unconsolidated entities became intercompany transactions and are eliminated.
> Refer to “Note 32 – Transfers of financial assets and variable interest entities“ for further information.
ASC Topic 820 – Fair Value Measurement
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications were effective for interim and annual reporting periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which were effective for interim and annual reporting periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows.

> Refer to “Note 33 – Financial instruments” for further information.
Standards to be adopted in future periods
ASC Topic 210 – Balance Sheet
In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. An entity should provide the required disclosures retrospectively for all comparative periods presented. ASU 2011-11 is an update for presentation and as such will not impact the Group’s financial position, results of operation or cash flows.

ASC Topic 220 – Comprehensive Income
In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-12 was effective upon issuance and its adoption did not impact the Group’s financial condition, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 is required to be applied retrospectively and is effective for interim and annual reporting periods beginning after December 15, 2011. ASU 2011-05 is an update only for presentation and its adoption on January 1, 2012 did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other
In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. ASU 2011-08 is required to be applied prospectively for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 360 – Property, Plant and Equipment
In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. ASU 2011-10 is effective for interim and annual reporting periods beginning on or after June 15, 2012. The Group is currently evaluating the impact of adoption of ASU 2011-10 on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, an update to ASC Topic 820 – Fair Value Measurement. ASU 2011-04 is required to be applied prospectively and is effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. ASU 2011-03 is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and is required to be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.